Leases - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) lease	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Leases
Balance, beginning of period	R$ 161,532	R$ 149,353	R$ 103,188
New contracts	6,901	13,578	43,733
Re-measurement by index	19,214	11,744	8,258
Lease modification	(17,763)	(1,763)	(16,869)
Business combinations	171,829
Reclassification from (to) assets held for sale			19,210
Accrued interest	28,246	16,008	15,086
Payment of principal	(18,374)	(11,170)	(6,121)
Rent concession		(210)	(2,046)
Payment of interest	(28,246)	(16,008)	(15,086)
Balance, end of period	323,339	161,532	149,353
Lease liabilities	51,310	27,204	23,365
Lease liabilities	272,029	134,328	R$ 125,988
Lease modification by reducing scope of lease contract	R$ 5,882
Number of lease contracts early terminated | lease	1
Gain on lease modification	R$ 4,652
Rent expense from short-term leases and low-value assets	R$ 5,882	R$ 2,929